INCOME TAXES (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Reconciliation of Income Tax Expense (Benefit)
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2017 is as follows:

Year Ended December 31, 2017
Statutory federal income tax rate	34.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change	53.4%
Change in valuation allowance	86.3%
Income tax provision	173.7%

Intermex Holdings, Inc. and Subsidiaries [Member]
INCOME TAXES [Abstract]
Reconciliation of Income Tax Expense (Benefit)
A reconciliation between the income tax expense (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the condensed consolidated statements of operations and comprehensive income (loss) is below:

	Successor Company				Predecessor Company
	Three Months Ended June 30,		Six Months Ended June 30,	Period from February 1, 2017 to June 30,	Period from January 1, 2017 to January 31,
	2018	2017	2018	2017	2017
	(Unaudited)
Income (loss) before income taxes	$2,668,244	$1,517,237	$1,920,955	$(5,243,578)	$(5,521,794)
US statutory tax rate	21%	34%	21%	34%	34%
Income tax expense (benefit) at statutory rate	560,331	515,861	403,401	(1,782,817)	(1,877,410)
State tax expense (benefit), net of federal	156,527	38,064	116,242	8,575	(278,657)
Foreign tax rates different from US statutory rate	25,947	(6,254)	33,264	90,003	(45,631)
Non-deductible expenses	89,671	(303,917)	72,055	2,928,445	409
Other	(8,587)	-	(8,590)	-	(2,084)
Total tax provision (benefit)	$823,889	$243,754	$616,372	$1,244,206	$(2,203,373)

A reconciliation between the tax provision (benefit) at the US statutory tax rate to the Company’s tax provision (benefit) on the consolidated statements of operations and comprehensive (loss) income is below:

	Successor Company	Predecessor Company
	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
			(as Restated)	(as Restated)
(Loss) income before income taxes	$(9,639,051)	$(5,521,794)	$13,483,681	$9,949,467
US statutory tax rate	34%	34%	34%	34%
Income tax (benefit) expense at statutory rate	(3,277,277)	(1,877,410)	4,584,452	3,382,819

State tax expense (benefit), net of federal	(182,027)	(278,657)	574,478	338,818
Foreign tax rates different from US statutory rate	94,688	(45,631)	124,107	50,267
Non-deductible expenses	3,309,549	409	(58,494)	6,772
Change in tax rate	604,153	—	(1,070,363)	405,866
Other	(14,684)	(2,084)	(70,525)	7,101
Total tax provision (benefit)	$534,402	$(2,203,373)	$4,083,655	$4,191,643